Investment Portfolioas of November 30, 2024 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.6%
Australia 2.6%
BHP Group Ltd. (Cost $11,327,497)	407,784	10,875,859
Denmark 3.8%
AP Moller - Maersk A/S "B"	4,984	8,528,984
Danske Bank A/S	178,295	5,143,585
Pandora A/S	11,472	1,856,800
(Cost $14,307,300)		15,529,369
Finland 1.6%
Fortum Oyj	91,751	1,383,549
Nokia Oyj	1,248,945	5,247,785
(Cost $6,062,655)		6,631,334
France 7.6%
Cie de Saint-Gobain SA	30,574	2,789,446
Cie Generale des Etablissements Michelin SCA	53,583	1,742,803
Credit Agricole SA	439,551	5,892,008
Sanofi SA	81,612	7,960,156
Teleperformance SE	24,595	2,321,910
Television Francaise 1 SA	1,099,153	8,415,546
TotalEnergies SE	38,088	2,215,936
(Cost $29,766,286)		31,337,805
Germany 4.1%
Beiersdorf AG	14,656	1,904,353
Brenntag SE	48,759	3,169,403
Deutsche Post AG	37,413	1,380,563
Infineon Technologies AG	319,857	10,425,050
(Cost $16,307,133)		16,879,369
Hong Kong 2.3%
Hong Kong & China Gas Co., Ltd.	8,986,000	6,834,913
Johnson Electric Holdings Ltd.	696,000	971,109
Yue Yuen Industrial Holdings Ltd.	688,000	1,542,121
(Cost $9,532,164)		9,348,143
Israel 0.9%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $1,915,340)	228,721	3,837,938
Italy 2.5%
Intesa Sanpaolo SpA	961,514	3,705,293
UniCredit SpA	170,583	6,584,384
(Cost $5,830,473)		10,289,677
Japan 25.6%
Kansai Electric Power Co., Inc.	174,900	2,255,888

Komatsu Ltd.	208,900	5,650,580
Nintendo Co., Ltd.	181,000	10,689,130
Nitto Denko Corp.	388,000	6,194,458
Otsuka Holdings Co., Ltd.	205,800	11,966,608
Sekisui House Ltd.	431,900	10,242,752
Seven & i Holdings Co., Ltd.	214,200	3,752,774
Shin-Etsu Chemical Co., Ltd.	70,200	2,618,480
Shionogi & Co., Ltd.	1,250,500	17,725,887
Sony Group Corp.	444,100	8,881,869
Subaru Corp.	646,800	10,451,565
Takeda Pharmaceutical Co., Ltd.	527,600	14,416,624
(Cost $100,692,179)		104,846,615
Luxembourg 6.2%
ArcelorMittal SA	656,984	16,627,365
Tenaris SA	448,130	8,622,312
(Cost $24,062,854)		25,249,677
Singapore 10.4%
DBS Group Holdings Ltd.	232,350	7,384,394
Oversea-Chinese Banking Corp., Ltd.	1,780,800	21,685,121
United Overseas Bank Ltd.	382,200	10,400,641
Venture Corp. Ltd.	334,100	3,215,204
(Cost $34,533,551)		42,685,360
Spain 2.9%
Banco Bilbao Vizcaya Argentaria SA	348,716	3,306,458
Banco Santander SA	1,822,588	8,441,936
(Cost $8,826,100)		11,748,394
Sweden 3.8%
Skandinaviska Enskilda Banken AB "A"	112,896	1,565,607
Volvo AB "B"	556,627	13,886,033
(Cost $15,321,683)		15,451,640
Switzerland 9.7%
Cie Financiere Richemont SA "A", (Registered)	73,477	10,254,432
Holcim AG	117,385	11,974,049
Novartis AG (Registered)	98,440	10,437,110
Roche Holding AG (Genusschein)	25,151	7,295,973
(Cost $34,754,463)		39,961,564
United Kingdom 14.6%
AstraZeneca PLC	19,058	2,579,880
British American Tobacco PLC	282,519	10,756,283
GSK PLC	541,915	9,225,159
HSBC Holdings PLC	1,174,420	10,964,499
Imperial Brands PLC	99,690	3,263,810
ITV PLC	6,194,073	5,729,075
Lloyds Banking Group PLC	19,510,067	13,190,358
NatWest Group PLC	338,478	1,734,302
Standard Chartered PLC	185,005	2,290,234
(Cost $53,534,939)		59,733,600
Total Common Stocks (Cost $366,774,617)		404,406,344

Preferred Stocks 0.3%
Germany
Henkel AG & Co. KGaA (Cost $1,167,776)	16,308	1,395,252

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.67% (a) (Cost $1,641,713)	1,641,713	1,641,713

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $369,584,106)	99.3	407,443,309
Other Assets and Liabilities, Net	0.7	2,716,106
Net Assets	100.0	410,159,415
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.53% (a) (b)
5,890,000	—	5,890,000 (c)	—	—	3,855	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.67% (a)
1,477,627	12,945,491	12,781,405	—	—	19,358	—	1,641,713	1,641,713
7,367,627	12,945,491	18,671,405	—	—	23,213	—	1,641,713	1,641,713

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

ADR: American Depositary Receipt
At November 30, 2024 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	102,288,820	25%
Health Care	85,445,335	21%
Materials	48,290,211	12%
Consumer Discretionary	45,943,451	11%
Industrials	37,726,918	9%
Communication Services	24,833,751	6%
Consumer Staples	21,072,472	5%
Information Technology	18,888,039	5%
Energy	10,838,248	3%
Utilities	10,474,351	2%
Total	405,801,596	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,875,859	$—	$10,875,859
Denmark	—	15,529,369	—	15,529,369
Finland	—	6,631,334	—	6,631,334
France	—	31,337,805	—	31,337,805
Germany	—	16,879,369	—	16,879,369
Hong Kong	—	9,348,143	—	9,348,143
Israel	3,837,938	—	—	3,837,938
Italy	—	10,289,677	—	10,289,677
Japan	—	104,846,615	—	104,846,615
Luxembourg	—	25,249,677	—	25,249,677
Singapore	—	42,685,360	—	42,685,360
Spain	—	11,748,394	—	11,748,394
Sweden	—	15,451,640	—	15,451,640
Switzerland	—	39,961,564	—	39,961,564
United Kingdom	—	59,733,600	—	59,733,600
Preferred Stocks	—	1,395,252	—	1,395,252
Short-Term Investments	1,641,713	—	—	1,641,713
Total	$5,479,651	$401,963,658	$—	$407,443,309
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH1
R-080548-2 (1/25)